Stockholders' Equity, Equity (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2024 MXN ($) shares	Dec. 31, 2024 shares	Dec. 31, 2025 MXN ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MXN ($)	Jun. 13, 2025 shares	Jun. 11, 2025 USD ($) $ / shares shares	Apr. 03, 2024 USD ($)	Mar. 20, 2024 shares
Equity [Abstract]
Number of shares (in shares)								129,765,157			79,242,873
Capital increase			$ 25,969,485	$ 1,381,777	$ 0		$ 0
Warrants exercised (in shares)		62,877	10,026	10,026	62,877	62,877
Warrants exercised			$ 2,332,619	$ 115,299	$ 12,327,209	$ 722,924
Contributions | $							$ 0
Yorkville [Member]
Equity [Abstract]
Share purchase agreement amount | $									$ 500,000,000
Par value per share | $ / shares									$ 0
Number of shares (in shares)			403,070	403,070				51,852,657	253,070
Prospectus effective date			Jun. 26, 2025	Jun. 26, 2025
Promissory Note [Member]
Equity [Abstract]
Total amount | $			$ 900,000,000
Elias Sacal Cababie [Member]
Equity [Abstract]
Number of shares (in shares)			6,910,000	6,910,000
Contributions			$ 25,793,890	$ 1,500,000
Murano P.V. [Member] | Promissory Note [Member] | Elias Sacal Cababie [Member]
Equity [Abstract]
Total amount | $	$ 73,000,000
Number of shares purchased (in shares)	103,267,741
Murano P.V. [Member] | Promissory Note [Member] | Elias Sacal Cababie [Member]
Equity [Abstract]
Total amount | $	$ 18,000,000
Number of shares purchased (in shares)	16,915,151
Murano P.V. [Member] | Promissory Note [Member] | E.S. Agrupacion S. A. de C. V. [Member]
Equity [Abstract]
Total amount | $	$ 266,500,000
Number of shares purchased (in shares)	329,753,574
Murano P.V. [Member] | Promissory Note [Member] | E.S. Agrupacion S. A. de C. V. [Member]
Equity [Abstract]
Total amount | $	$ 542,500,000
Number of shares purchased (in shares)	434,361,612
Ordinary Shares [Member]
Equity [Abstract]
Number of shares (in shares)		79,305,736	79,718,832	79,718,832	79,305,736	79,305,736
Percentage of all ordinary shares			100.00%	100.00%	100.00%	100.00%
Share repurchase amount | $										$ 2,000,000
Ordinary Shares [Member] | Minimum [Member]
Equity [Abstract]
Percentage of all ordinary shares			5.00%	5.00%	5.00%	5.00%
Ordinary Shares [Member] | Maximum [Member]
Equity [Abstract]
Percentage of all ordinary shares			5.00%	5.00%	5.00%	5.00%
Ordinary Shares [Member] | Elias Sacal Cababie [Member]
Equity [Abstract]
Number of shares (in shares)		69,152,609	69,152,609	69,152,609	69,152,609	69,152,609
Percentage of all ordinary shares			86.75%	86.75%	87.20%	87.20%
Ordinary Shares [Member] | Shawn Matthews [Member]
Equity [Abstract]
Number of shares (in shares)		8,812,500	8,812,500	8,812,500	8,812,500	8,812,500
Percentage of all ordinary shares			11.05%	11.05%	11.11%	11.11%
Ordinary Shares [Member] | Others [Member]
Equity [Abstract]
Number of shares (in shares)		1,340,627	1,753,723	1,753,723	1,340,627	1,340,627
Percentage of all ordinary shares			2.20%	2.20%	1.69%	1.69%